Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Trade payables	$ 19,825	$ 58,590
Machinery and equipment payables	67,475	84,728
Accrued expenses	242,528	508,549
Value added tax payable	1,784	18,068
Withholding tax payable	254,302	9,800
Other tax payable	554	6,718
Bonus and benefit payables	311,440	323,247
Other payables	8,015	10,951
Total accounts payable and accrued liabilities	$ 905,923	$ 1,020,651